SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2018
Share-based Compensation [Abstract]
SHARE-BASED COMPENSATION
19.	SHARE-BASED COMPENSATION

Renren Stock options

Renren Inc. (“Renren”) adopted the 2006 Equity Incentive Plan (the “2006 Plan”), the 2008 Equity Incentive Plan (the “2008 Plan”), the 2009 Equity Incentive Plan (the “2009 Plan”), the 2011 Share Incentive Plan (the “2011 Plan”), the 2016 Share Incentive Plan (the “2016 Plan”), and the 2018 Share Incentive Plan (the “2018 Plan”) for purpose of granting of stock options and incentive stock options to employees and executives to reward them for service to the parent and to provide incentives for future service. In 2006, Renren Inc. adopted the 2006 Plan to replace the equity incentive plans adopted during the years ended December 31, 2003, 2004 and 2005. On February 26, 2016, Renren Inc. amended the 2011 Plan and
 45,000,000
ordinary shares have been added to the award pool under the 2011 Plan. The maximum aggregate number of shares which may be issued pursuant to all awards under the 2006 Plan, 2008 Plan, 2009 Plan, 2011 Plan, 2016 Plan and 2018 Plan is
97,430,220, 30,529,630, 40,000,000, 110,014,158, 53,596,236 and 107,100,000, respectively. The term of the options may not exceed ten years from the date of the grant, except for the situation of amendment, modification and termination. The awards under the above plans are subject to vesting schedules ranging from immediately upon grant to six years subsequent to grant date.

On August 24, 2017, the Company’s compensation committee approved to reduce the exercise price for all outstanding options previously granted by the Company with an exercise price higher than $0.478 per ordinary share to $0.478 per share. Such reduction was accounted by the Company as a share option modification and required the remeasurement of these share options at the time of the modification. The total incremental cost as a result of the modification was $10,382. The incremental cost related to vested options amounted to $7,427 and was recorded in the consolidated statements of operations during the year ended December 31, 2017. The incremental cost related to unvested options amounted to $2,955 and will be recorded over the remaining service periods.

On June 29, 2018, Renren Inc.’s compensation committee approved to reduce the exercise price for all outstanding options previously granted by Renren with an exercise price higher than $0.0613 per ordinary share to $0.0613 per share. Such reduction was accounted by Renren as a share option modification and required the remeasurement of these share options at the time of the modification. The total incremental cost as a result of the modification was $10,779. The incremental cost related to vested options amounted to $9,304 and was recorded in the consolidated statements of operations during year ended December 31, 2018. The incremental cost related to unvested options amounted to $1,475 and will be recorded over the remaining service periods.

Excluding the options containing market and service vesting conditions, the Company calculated the estimated fair value of the options on the respective grant dates using the binomial option pricing model with the assistance from independent valuation firms, with the following assumptions used in 2016. The Company did not grant any options in 2017 and 2018. The weighted-average grant-date fair value of the share options granted during 2016 was $0.54.

Year ended December 31,
2016
Using binomial model
Risk-free interest rate	2.0%
Volatility	50%
Expected term (in years)	10
Exercise price	$1.227
Dividend yield	-

(1)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of listed comparable companies over a period comparable to the expected term of the options.

(2)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of treasury bonds of the United States with a maturity period close to the expected life of the options.

(3)	Expected term

For the options granted to employees, the Company estimated the expected term based on the vesting and contractual terms and employee demographics. For the options granted to non-employees, the Company estimated the expected term as the original contractual term.

(4)	Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

(5)	Exercise price

The exercise price of the options was determined by the Company's board of directors.

(6)	Fair value of underlying ordinary shares

The closing market price of the Company's ordinary shares on the grant date was used.

The aggregate intrinsic value was calculated as the difference between the exercise price of the underlying awards and the closing stock price of $0.53, $
0.69
, and $0.10 of the Company's ordinary share on December 31, 2016, 2017 and 2018, respectively. The total intrinsic value of options exercised for the years ended December 31, 2016, 2017 and 2018 were $1,118, $293, and $21, respectively. The total fair value of options vested during the years ended December 31, 2016, 2017 and 2018 were $12,721, $16,036, and $7,532, respectively.

The following table summarizes information with respect to share options outstanding as of December 31, 2018:

	Options outstanding				Options exercisable
Range of exercise prices	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price	Weighted average intrinsic value	Number of exercisable	Weighted average remaining contractual life	Weighted average exercise price	Weighted average intrinsic value
$ 0.01 ~ $ 0.18	139,094,101	5.40	$0.06	$5,754	117,561,450	5.11	$0.06	$4,863
	139,094,101			$5,754	117,561,450			$4,863

		Weighted	Weighted
		average	average
	Number of	exercise	grant date
	shares	price	fair value

Balance, December 31, 2017	141,481,616	$0.48	$0.64

Exercised	(2,268,420)	$0.06	$0.66
Forfeited	(119,095)	$0.16	$0.15

Balance, December 31, 2018	139,094,101	$0.06	$0.64

Exercisable, December 31, 2018	117,561,450	$0.06

Expected to vest, December 31, 2018	21,532,651	$0.06

For employee stock options, the Company recorded share-based compensation from continuing operations of $19,420, $23,904, and $18,640 for the years ended December 31, 2016, 2017 and 2018, respectively, based on the fair value on the grant dates over the requisite service period of award using the straight-line method. The Company did not have any compensation expenses from discontinued operations.

For non-employee options, share based compensation was immaterial for the years ended December 31, 2016, December 31, 2017 and December 31, 2018.

As of December 31, 2018, there was $14,285 unrecognized share-based compensation expense relating to share options. This amount is expected to be recognized over a weighted-average vesting period of 1.70 years.

Renren Nonvested restricted shares

A summary of the nonvested restricted shares activity is as follows:

	Weighted	Weighted average fair
	number of	value
	nonvested	per ordinary
	restricted	share at the
	shares	grant dates
Outstanding as of December 31, 2017	10,802,683	$0.95

Granted	88,935,342	$0.14
Vested	(8,404,575)	$0.47
Forfeited	(17,561,071)	$0.18

Outstanding as of December 31, 2018	73,772,379	$0.21

The Company recorded compensation expenses based on the fair value of nonvested restricted shares on the grant dates over the requisite service period of award using the straight line vesting attribution method. The fair value of the nonvested restricted shares on the grant date was the closing market price of the ordinary shares as of the date. The Company recorded compensation expenses related to nonvested restricted shares from continuing operations of $4,124, $4,112 and $3,917. The Company did not have any compensation expenses related to nonvested shares in discontinued operations.

Total unrecognized compensation expense amounting to $15,345 related to nonvested restricted shares granted as of December 31, 2018. The expense is expected to be recognized over a weighted-average period of 3.38 years.

Kaixin Auto Group Incentive Plan

On January 31, 2018, Kaixin Auto adopted a stock incentive plan, whereby 40,000,000 ordinary shares of Kaixin Auto Group (“Kaixin”) are made available for future grant for employees or consultants of Kaixin either in the form of incentive share options or restricted shares. The plan was amended and restated in May 2018 that up to 140,000,000 ordinary shares will be made available for granting as awards.

On March 15, 2018 and July 1, 2018, Kaixin issued an aggregate of 36,461,500 options to purchase Kaixin’s ordinary shares to certain of its directors, officers and employees to compensate their services. The term of the options may not exceed ten years from the date of the grant, except for the situation of amendment, modification and termination. The awards under the above plans are subject to vesting schedules ranging from immediately upon grant to four years subsequent to grant date. The weighted-average grant-date fair value of the share options granted during the period presented was $0.52. In determining the fair value of share options granted, a binomial option pricing model was applied.

Year ended December 31,
2018

Risk-free interest rate (1)	2.82%
Volatility (2)	28%- 55%
Expected term (in years) (3)	10
Exercise price (4)	$0.3
Dividend yield (5)	—
Fair value of underlying ordinary share (6)	$0.75

(1)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of treasury bonds of the United States with a maturity period close to the expected life of the options.

(2)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of listed comparable companies over a period comparable to the expected term of the options.

(3)	Expected term

For the options granted to employees, the Company estimated the expected term based on the vesting and contractual terms and employee demographics. For the options granted to non-employees, the Company estimated the expected term as the original contractual term.

(4)	Exercise price

The exercise price of the options was determined by the Company’s board of directors.

(5)	Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

(6)	Fair value of underlying ordinary shares

The estimated fair value of the ordinary shares underlying the options as of the valuation date was determined based on a contemporaneous valuation. When estimating the fair value of the ordinary shares on the valuation dates, management has considered a number of factors, including the result of a third party appraisal of the Company, while taking into account standard valuation methods and the achievement of certain events. The fair value of the ordinary shares in connection with the option grants on the valuation date was determined with the assistance of an independent third party appraiser.

 The following table summarizes information with respect to share options outstanding as of December 31, 2018:

	Options outstanding			Options exercisable
The exercise prices	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price	Number of exercisable	Weighted average remaining contractual life	Weighted average exercise price
$0.3	35,281,500	9.19	$0.30	13,333,151	9.19	$0.30

	35,281,500			13,333,151

	Number of shares	Weighted average exercise price	Weighted average grant date fair value
Balance, December 31, 2017	—	$—	$—
Granted	36,461,500	$0.30	$0.52
Exercised	—	$—	$—
Forfeited	(1,180,000)	$0.30	$0.52
Balance, December 31, 2018	35,281,500	$0.30	$0.52
Exercisable, December 31, 2018	13,333,151	$0.30	$0.52
Expected to vest, December 31, 2018	21,948,349	$0.30	$0.52

For employee stock options, the Company recorded share-based compensation amounting to $9,046 for the year ended December 31, 2018, based on the fair value on the grant date over the requisite service period of award using the straight-line method.

As of December 31, 2018, there was $9,259 unrecognized share-based compensation expense relating to share options. This amount is expected to be recognized over a weighted-average vesting period of 3.22 years.

The amount of share-based compensation expense for options and nonvested restricted shares attributable to selling and marketing, research and development, general and administrative expenses and loss from the operations of the discontinued operations are as follows:

	Years ended December 31,
	2016	2017	2018

Gross amount:
Selling and marketing	$770	$598	$1,927
Research and development	1,363	1,092	1,142
General and administrative	21,411	26,326	28,534

Total share-based compensation expense	$23,544	$28,016	$31,603

There was no income tax benefit recognized in the statements of operations for share-based compensation for the years ended December 31, 2016, 2017 and 2018.

On April 30, 2019, all the options granted under the Kaixin Auto Group 2018 Plan were cancelled and replaced with awards of KAH following the consummation of the Business Combination. In May 2019, KAH granted 2,206,888 shares of stock option and 2,407,733 restricted shares to its employees, directors and officers, and advisors, under its 2019 Employee Incentive Plan. The Company is in the process of assessing the accounting impact of the transactions.